Disciplined Value Emerging Markets Equity Trust Expense Example - Disciplined Value Emerging Markets Equity Trust	Dec. 31, 2025 USD ($)
Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 98
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	535
Expense Example, with Redemption, 10 Years	1,189
Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	371
Expense Example, with Redemption, 5 Years	643
Expense Example, with Redemption, 10 Years	1,419
NAV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	508
Expense Example, with Redemption, 10 Years	$ 1,130